S000033427 [Member] Average Annual Total Returns	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
MSCI All Country World Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	17.49%	10.06%	9.23%
Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	1.25%	(0.33%)	1.35%
Blended Index (60% MSCI All Country World Index and 40% Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes))
Prospectus [Line Items]
Average Annual Return, Percent	10.78%	6.07%	6.25%
GLOBAL TACTICAL ASSET ALLOCATION FUND
Prospectus [Line Items]
Average Annual Return, Percent	8.01%	4.32%	5.01%
GLOBAL TACTICAL ASSET ALLOCATION FUND | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	6.89%	2.76%	3.63%
GLOBAL TACTICAL ASSET ALLOCATION FUND | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	5.04%	2.92%	3.49%